Research and Development Expenses	12 Months Ended
Dec. 31, 2023
Research and Development [Abstract]
Research and Development Expenses

Note 12 – Research and Development Expenses

	Year ended December 31,
	2023	2022	2021
		(in thousands)
Chemistry and formulation studies	$573	$2,448	$5,009
Salaries	676	1,692	2,963
Stock-based compensation	243	383	660
Research and preclinical studies	460	1,346	2,163
Clinical studies	616	6,532	14,937
Regulatory and other expenses	1,001	594	1,488
	$3,569	$12,995	$27,220